Segall Bryant & Hamill Trust

540 West Madison Street

Suite 1900

Chicago, IL 60661

May 10, 2019

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission (“SEC”)

100 F Street, N.E.

Washington, DC 20549

Re:	Amendment to Form N-14 for Segall Bryant & Hamill Trust (the “Trust”) on behalf of the Segall Bryant & Hamill All Cap Fund, the Segall Bryant & Hamill Emerging Markets Fund, the Segall Bryant & Hamill International Small Cap Fund and the Segall Bryant & Hamill Small Cap Value Fund (the “Funds”) (File No. 811-03373)

Dear Sir or Madam:

Attached for filing is pre-effective amendment No. 2 to the registration statement on Form N-14 for the Funds under the Securities Act of 1933, as amended. This Form N-14 amendment is being filed in connection with reorganization of the Segall Bryant & Hamill All Cap Fund, the Segall Bryant & Hamill Emerging Markets Fund, the Segall Bryant & Hamill International Small Cap Fund and the Segall Bryant & Hamill Small Cap Value Fund, each a series of Investment Managers Series Trust (the “IMST Funds”) into the corresponding series of the Trust, each of which will assume all of the assets and liabilities of the relevant IMST Fund. The Form N-14 amendment is being filed primarily to reflect changes responsive to comments received from the Staff of the Securities and Exchange Commission on May 2, 2019, as well to include certain required exhibits and reflect other non-material changes.

No fees are required in connection with this filing.

The SEC Staff is requested to address any comments on this filing to Mr. Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP, counsel for the Trust, at (303) 892-7381.

Sincerely,

/s/Derek W. Smith
Derek W. Smith
Secretary

Enclosure

cc:	Peter H. Schwartz, Esq.
Davis Graham & Stubbs LLP